RETIREMENT PLANS AND OTHER BENEFITS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS AND OTHER BENEFITS
RETIREMENT PLANS AND OTHER BENEFITS

Pension Plans

U.S. Plans – As of December 31, 2011, the Company maintained one qualified defined benefit pension plan covering certain domestic employees (the “Terex Plan”). Participation in the Terex Plan for all employees has been frozen. Participants are credited with post-freeze service for purposes of determining vesting and retirement eligibility only. The benefits covering salaried employees are based primarily on years of service and employees’ qualifying compensation during the final years of employment. The benefits covering bargaining unit employees are based primarily on years of service and a flat dollar amount per year of service. It is the Company’s policy generally to fund the Terex Plan based on the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”). Plan assets consist primarily of common stocks, bonds and short-term cash equivalent funds.

The Company maintains a nonqualified Supplemental Executive Retirement Plan (“SERP”). The SERP provides retirement benefits to certain senior executives of the Company. Generally, the SERP provides a benefit based on average total compensation earned over a participant’s final five years of employment and years of service reduced by benefits earned under any Company retirement program, excluding salary deferrals and matching contributions. In addition, benefits are reduced by Social Security Primary Insurance Amounts attributable to Company contributions. The SERP is unfunded and participation in the SERP has been frozen. There is a defined contribution plan for certain senior executives of the Company.

Other Postemployment Benefits

The Company has several non-pension post-retirement benefit programs. The Company provides postemployment health and life insurance benefits to certain former salaried and hourly employees. The health care programs are contributory, with participants’ contributions adjusted annually, and the life insurance plan is noncontributory.

Information regarding the Company’s U.S. plans, including the SERP, was as follows (in millions, except percent values):

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Accumulated benefit obligation at end of year	$173.6	$148.5
Change in benefit obligation:
Benefit obligation at beginning of year	$159.9	$148.8	$10.3	$10.1
Service cost	2.1	2.0	—	—
Interest cost	8.2	8.4	0.4	0.6
Actuarial loss (gain)	24.7	10.4	(1.4)	1.3
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Benefit obligation at end of year	185.1	159.9	8.0	10.3
Change in plan assets:
Fair value of plan assets at beginning of year	99.3	94.3	—	—
Actual return on plan assets	7.1	11.5	—	—
Employer contribution	14.8	3.2	1.3	1.7
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Fair value of plan assets at end of year	111.4	99.3	—	—
Funded status	$(73.7)	$(60.6)	$(8.0)	$(10.3)
Amounts recognized in the statement of financial position consist of:
Current liabilities	$0.1	$0.1	$1.2	$1.1
Non-current liabilities	73.6	60.5	6.8	9.2
Total liabilities	$73.7	$60.6	$8.0	$10.3
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$91.7	$69.1	$2.5	$3.9
Prior service cost	1.0	1.2	(0.1)	(0.1)
Total amounts recognized in accumulated other comprehensive income	$92.7	$70.3	$2.4	$3.8

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%	4.00%	5.25%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%	N/A	N/A	N/A
Rate of compensation increase	3.75%	3.75%	3.75%	N/A	N/A	N/A

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Components of net periodic cost:
Service cost	$2.1	$2.0	$1.8	$—	$—	$0.1
Interest cost	8.2	8.4	8.4	0.4	0.6	0.6
Expected return on plan assets	(8.3)	(7.3)	(6.4)	—	—	—
Amortization of prior service cost	0.2	1.9	2.1	—	0.1	0.1
Amortization of actuarial loss	3.3	1.7	1.7	—	0.1	0.1
Net periodic cost	$5.5	$6.7	$7.6	$0.4	$0.8	$0.9

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$25.9	$6.2	$(1.4)	$1.3
Amortization of actuarial losses	(3.3)	(1.7)	—	(0.1)
Amortization of prior service cost	(0.2)	(1.9)	—	(0.1)
Total recognized in other comprehensive income	$22.4	$2.6	$(1.4)	$1.1

	Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$4.9	$0.1
Prior service cost	0.1	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2012	$5.0	$0.1

For U.S. pension plans, including the SERP, that have accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation, and fair value of plan assets were $185.1 million, $173.6 million and $111.4 million, respectively, as of December 31, 2011, and $159.9 million, $148.5 million and $99.3 million, respectively, as of December 31, 2010.

Determination of plan obligations and associated expenses requires the use of actuarial valuations based on certain economic assumptions, which includes discount rates and expected rates of returns on plan assets.  The discount rate enables the Company to estimate the present value of expected future cash flows on the measurement date. The rate used reflects a rate of return on high-quality fixed income investments that matches the duration of expected benefit payments at the December 31 measurement date.

The rate used for the expected return on plan assets is based on a review of long-term historical asset performances aligned with the Company’s investment strategy and portfolio mix.  While the Company examines performance annually, it also views historic asset portfolios and performance over a long period of years before recommending a change. In the short term, there may be fluctuations of positive and negative yields year-over-year, but over the long-term, the return is expected to be approximately 8%.

The Company’s overall investment strategy for the U.S. defined benefit plans balances two objectives, investing in fixed income securities whose maturity broadly matches the maturity of the pension liabilities and investing in equities and other assets expected to generate higher returns. The Company invests through a number of investment funds with diversified asset types, strategies and managers.  Fixed income securities including corporate bonds of companies from diversified industries, U.S. Treasuries and other securities, which may include mortgage-backed securities, asset-backed securities and collateralized mortgage obligations, constitute approximately 60% of the portfolio.  Equity securities, including investments in large to small-cap companies in the U.S. and internationally, constitute approximately 40% of the portfolio.

The plan assets consist of mutual funds and the fair value is priced based on the market value of the underlying investments in the portfolio.  The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash, including money market funds	$1.4	$1.4	$—
Investment funds – large-cap(1)	13.9	—	13.9
Investment funds – mid/small-cap(2)	6.1	—	6.1
Investment funds – international(3)	11.0	—	11.0
Investment funds – equity index(4)	13.9	—	13.9
Investment funds – high yield bonds(5)	11.3	—	11.3
Investment funds – long corporate A bonds(6)	26.8	—	26.8
Investment funds – long duration bonds(7)	27.0	—	27.0
Total investments measured at fair value	$111.4	$1.4	$110.0

The following information was provided to the Company by the fund manager.

(1)           This class invests in U.S. large capitalization stocks with approximately 88% in information technology, energy, financial, health care, consumer and industrial sectors and 12% in other industries.
(2)             This class invests in U.S. mid to small capitalization stocks with approximately 88% in financial, information technology, industrial, consumer, health care, energy and materials sectors and 12% in other industries.
(3)             This class includes non-U.S. stocks in diversified industries and countries with approximately 85% in financial, consumer, industrial, materials, energy and health care sectors and 15% in other industries.
(4)           This class invests in U.S. stocks with approximately 88% in information technology, financial, energy, health care, consumer and industrial sectors and 12% in other industries.  The fund seeks a total return, which corresponds to the S&P 500 Index.
(5)           This class primarily focuses on the high yield market of investment grade bonds of U.S. issuers from diverse industries with approximately 48% in the energy, telecommunications, consumer, utilities, and health care sectors.
(6)             This class primarily targets the longer-term, higher investment grade bond market of U.S. issuers with approximately 84% in the financial, industrial and utility sectors, approximately 12% in U.S. Treasuries and approximately 4% in other securities.
(7)           This class primarily focuses on investments with a long duration and includes approximately 49% of investment grade bonds of U.S. issuers in the financial, industrial and utility sectors, 48% in U.S. government securities and 3% in other securities.

The Company has targets and allowed target variances for its U.S. defined benefit plan in individual funds within the portfolio.  The table below is a composite of the individual targets and allocation at December 31, 2011 and 2010:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	40%	43%	37.5% - 42.5%
Fixed Income	60%	57%	57.5% - 62.0%
Total	100%	100%

The Company plans to contribute approximately $13 million to its U.S. defined benefit pension and post-retirement plans in 2012.  During the year ended December 31, 2011, the Company contributed $16.1 million to its U.S. defined benefit pension plans and post-retirement plans, which included a payment of approximately $10 million to eliminate the impact of potential plan restrictions. The Company’s estimated future benefit payments under its U.S. plans are as follows (in millions):

Year Ending December 31,	Pension Benefits	Other Benefits
2012	$9.9	$1.2
2013	$9.8	$1.0
2014	$9.8	$0.9
2015	$9.9	$0.8
2016	$9.8	$0.7
2017-2021	$58.6	$2.3

For measurement purposes, a 4.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012 and thereafter. Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$0.4	$(0.3)

Non-U.S. Plans – The Company maintains defined benefit plans in Germany, France, Switzerland, China, India and the United Kingdom for some of its subsidiaries. During the third quarter of 2010, the United Kingdom plan was frozen and a curtailment gain was recognized as part of other comprehensive income. The United Kingdom plan is a funded plan and the Company funds this plan in accordance with funding regulations in the United Kingdom and a negotiated agreement between the Company and the plan’s trustees. The plans in Germany, China, India and France are unfunded plans. For the Company’s operations in Italy there are mandatory termination indemnity plans providing a benefit that is payable upon termination of employment in substantially all cases of termination. The Company records this obligation based on the mandated requirements. The measure of the current obligation is not dependent on the employees’ future service and therefore is measured at current value.

On August 16, 2011, the Company acquired Demag Cranes AG which has defined benefit plans in Germany and Switzerland. The plans in Germany are unfunded plans. The plan in Switzerland is funded and the Company funds this plan in accordance with funding regulations in Switzerland. The impact of these plans was included from the date of acquisition and resulted in an additional liability of approximately $200 million in Retirement plans on the Consolidated Balance Sheet. See Note I – “Acquisitions.”

Information regarding the Company’s non-U.S. plans was as follows (in millions):

	Pension Benefits
	2011	2010
Accumulated benefit obligation at end of year	$388.6	$177.9
Change in benefit obligation:
Benefit obligation at beginning of year	$179.9	$201.4
Service cost	4.4	4.9
Interest cost	12.8	9.0
Acquisitions	228.2	—
Actuarial (gain) loss	15.0	(11.6)
Benefits paid	(15.3)	(10.5)
Curtailment	—	(3.8)
Foreign exchange effect	(28.0)	(9.5)
Benefit obligation at end of year	397.0	179.9
Change in plan assets:
Fair value of plan assets at beginning of year	91.5	87.1
Acquisitions	28.2	—
Actual return on plan assets	7.2	8.2
Employer contribution	12.6	9.4
Employee contribution	0.2	0.3
Benefits paid	(15.3)	(10.5)
Foreign exchange effect	(4.7)	(3.0)
Fair value of plan assets at end of year	119.7	91.5
Funded status	$(277.3)	$(88.4)

Amounts recognized in the statement of financial position consist of:
Non-current assets	$—	$(0.4)
Current liabilities	13.2	3.1
Non-current liabilities	264.1	85.7
Total liabilities	$277.3	$88.4
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$27.4	$14.8
Prior service cost	0.4	0.5
Total amounts recognized in accumulated other comprehensive income	$27.8	$15.3

	Pension Benefits
	2011	2010	2009
The weighted average assumptions as of December 31:
Discount rate	4.55%	5.50%	5.37%
Expected return on plan assets	5.59%	6.00%	6.00%
Rate of compensation increase	1.75%	1.04%	4.22%

	Pension Benefits
	2011	2010	2009
Components of net periodic cost:
Service cost	$4.4	$4.9	$6.6
Interest cost	12.8	9.0	8.9
Expected return on plan assets	(6.0)	(5.0)	(4.5)
Employee contributions	(0.2)	(0.3)	(0.5)
Amortization of actuarial loss	0.3	1.4	1.0
Net periodic cost	$11.3	$10.0	$11.5

	Pension Benefits
	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net loss (gain)	$13.8	$(15.5)
Prior service cost	—	0.6
Amortization of actuarial losses	(0.3)	(1.4)
Curtailment	—	(3.8)
Foreign exchange effect	(1.0)	(1.7)
Total recognized in other comprehensive income	$12.5	$(21.8)

Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$0.7

For the non-U.S. defined benefit pension plans that have accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation, and fair value of plan assets were $397.0 million, $388.6 million and $119.7 million, respectively, as of December 31, 2011, and $157.0 million, $155.0 million and $68.2 million, respectively, as of December 31, 2010.

The assumed discount rate reflects the rates at which the pension benefits could effectively be settled.  The Company looks at redemption yields of a range of high quality corporate bonds of suitable term in each of the countries specific to the plan.

The methodology used to determine the rate of return on non-U.S. pension plan assets was based on average rate of earnings on funds invested and to be invested.  Based on historical returns and future expectations, the Company believes the investment return assumptions are reasonable.  The expected rate of return of plan assets represents an estimate of long-term returns on the investment portfolio.  This is reviewed by the trustees and varies with each section of the plan.

The overall investment strategy for the non-U.S. defined benefit plans is to achieve a mix of investments to support long-term growth and minimize volatility while maximizing rates of return by diversification of asset types, fund strategies and fund managers.  The investment target allocations established to support these goals are 30%-70% for fixed income securities and property and 35%-65% for equity securities.  Fixed income securities include U.K. government securities, corporate bonds and securities that invest in a diversified range of property principally in the retail, office and industrial/warehouse sectors.  Securities primarily include investments in companies from diversified industries that are generally located in Europe (84%), North America (9%) and Asia Pacific (7%).

The assets for the non-U.S. plans consist of mutual investment funds and the fair value is priced based on the market value of the underlying investments in the portfolio.  The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash	$4.9	$4.9	$—
Investment funds – European Ex U.K. equities(1)	7.7	—	7.7
Investment funds – U.K. equities(2)	11.6	—	11.6
Investment funds – North American equities(3)	9.1	—	9.1
Investment funds – Other equities(4)	15.5	—	15.5
Investment funds –Other bonds(5)	10.3	—	10.3
Investment funds – U.K. long bond(6)	52.8	—	52.8
Investment funds – real estate(7)	7.8	—	7.8
Total investments measured at fair value	$119.7	$4.9	$114.8

The following information was provided to the Company by the fund manager.

(1)
This class invests in stocks of European (excluding U.K.) based companies with approximately 86% in financial, consumer, industrials, health care, basic materials, oil and gas and communications sectors and 14% in other industries.

(2)	This class invests in stocks of U.K. based companies with approximately 88% in financial, oil and gas, consumer, basic materials, health care and industrial sectors and 12% in other industries.

(3)	This class invests in stocks of North American based companies with approximately 89% in technology, financial, oil and gas, consumer, industrial and health care sectors and 11% in other industries.

(4)	This class invests in stocks with approximately 70% in financial, industrial, consumer, basic materials and information technology, 19% in a diversified asset portfolio and 11% in other industries.

(5)	This class invests in bonds with approximately 89% in European government bonds, corporate bonds and loans backed by Swiss mortgages, and 11% in other investments.

(6)
This class represents U.K. government securities, other sterling denominated fixed-income securities and index linked securities. Approximately 63% is invested in U.K. government bonds with the remainder primarily in corporate bonds.

(7)	This class primarily comprises investments in a diversified range of property principally in the residential, retail, office and industrial/warehouse sectors.

The asset allocation and target allocation for 2012 for the Company’s U.K. defined benefit pension plan at December 31, 2011 and 2010 was as follows:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	37%	48%	35% - 65%
Fixed Income Securities	58%	49%	25% - 60%
Real Estate Investment Securities	5%	3%	5% - 10%
Total	100%	100%

The Company plans to contribute approximately $17 million to its non-U.S. defined benefit pension plans for the year ending December 31, 2012.  During the year ended December 31, 2011, the Company contributed $12.6 million to its non-U.S. defined benefit pension plans. The Company’s estimated future benefit payments under its non-U.S. defined benefit pension plans are as follows (in millions):

Year Ending December 31,
2012	$18.3
2013	$17.8
2014	$18.9
2015	$19.2
2016	$20.4
2017-2021	$109.6

Savings Plans

The Company sponsors various tax deferred savings plans into which eligible employees may elect to contribute a portion of their compensation. The Company may, but is not obligated to, contribute to certain of these plans. The Company’s Common Stock held in a rabbi trust pursuant to the Deferred Compensation Plan is treated in a manner similar to treasury stock.  The number of shares of the Company’s Common Stock held in the rabbi trust at December 31, 2011 and 2010 totaled 0.9 million.

Charges recognized for the Deferred Compensation Plan and these other savings plans were $12.0 million, $9.7 million and $11.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.  For the years ended December 31, 2010 and 2009 certain of these savings plan costs were stock-based and included in total stock-based compensation expense in the amounts of $8.3 million and $8.9 million, respectively. For the year ended December 31, 2011, Company matching contribution to tax deferred savings plans were invested at the direction of plan participants.